BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.4%
Guernsey - 7.2%
IT Services - 7.2%
Amdocs, Ltd.	119,480	$7,273,942

Israel - 60.4%
Aerospace & Defense - 3.7%
Elbit Systems, Ltd.	23,218	3,177,104
RADA Electronic Industries, Ltd. (a)(b)	81,103	530,414
Total Aerospace & Defense		3,707,518
Biotechnology - 1.5%
Galmed Pharmaceuticals, Ltd. (a)(b)	66,991	320,217
Kamada, Ltd. (b)	64,353	491,758
UroGen Pharma, Ltd. (a)(b)	26,454	690,978
Total Biotechnology		1,502,953
Communications Equipment - 4.3%
AudioCodes, Ltd. (a)	28,997	921,815
BATM Advanced Communications (b)	464,704	573,510
Ceragon Networks, Ltd. (a)(b)	170,391	366,341
Gilat Satellite Networks, Ltd. (b)	56,869	369,390
Ituran Location and Control, Ltd.	32,200	515,844
Radware, Ltd. (b)	49,453	1,166,596
Silicom, Ltd. (b)	12,532	459,924
Total Communications Equipment		4,373,420
Diversified Financial Services - 1.8%
Plus500, Ltd.	110,728	1,804,900
Electronic Equipment, Instruments & Components - 0.4%
Arad, Ltd.	23,368	384,458
Health Care Equipment & Supplies - 0.6%
Inmode, Ltd. (a)(b)	22,091	625,617
Household Durables - 0.8%
Maytronics, Ltd.	67,781	767,052
Independent Power and Renewable Electricity Producers - 2.4%
Energix-Renewable Energies, Ltd. (b)	258,978	967,443
Enlight Renewable Energy, Ltd.	938,337	1,422,154
Total Independent Power and Renewable Electricity Producers		2,389,597
Internet & Direct Marketing Retail - 1.2%
Fiverr International, Ltd. (b)	17,082	1,260,993
IT Services - 11.9%
Formula Systems 1985, Ltd.	12,875	996,117
Malam - Team, Ltd.	1,839	366,319
Matrix IT, Ltd.	43,876	930,858
One Software Technologies, Ltd.	6,562	468,099
Splitit, Ltd. (b)	524,411	427,036
Wix.com, Ltd. (b)	34,618	8,869,824
Total IT Services		12,058,253
Life Sciences Tools & Services - 1.5%
Compugen, Ltd. (a)(b)	98,731	1,482,940
Machinery - 2.5%
Kornit Digital, Ltd. (a)(b)	47,339	2,526,956
Media - 0.7%
Perion Network, Ltd. (b)	61,890	323,685
Tremor International, Ltd. (b)	227,959	426,519
Total Media		750,204
Pharmaceuticals - 0.4%
Redhill Biopharma, Ltd. - ADR (a)(b)	59,355	397,679
Semiconductors & Semiconductor Equipment - 4.4%
Camtek, Ltd. (b)	48,925	615,477
Nova Measuring Instruments, Ltd. (b)	31,683	1,523,806
Tower Semiconductor, Ltd. (b)	122,801	2,341,903
Total Semiconductors & Semiconductor Equipment		4,481,186
Software - 21.3% (d)
Allot Communications, Ltd. (b)	55,019	576,049
Check Point Software Technologies, Ltd. (a)(b)	69,888	7,508,068
CyberArk Software, Ltd. (a)(b)	42,194	4,188,598
Hilan, Ltd. (b)	21,003	844,619
Magic Software Enterprises, Ltd.	50,178	568,567
Nice, Ltd. (b)	40,458	7,532,259
Tufin Software Technologies, Ltd. (a)(b)	41,684	398,082
Total Software		21,616,242
Technology Hardware, Storage & Peripherals - 1.0%
Stratasys, Ltd. (a)(b)	66,475	1,054,294
Total Israel		61,184,262

Jersey - 5.6%
Health Care Equipment & Supplies - 5.3%
Novocure, Ltd. (b)	90,921	5,391,616
Interactive Media & Services - 0.3%
XLMedia PLC	993,945	298,661
Total Jersey		5,690,277

United Kingdom - 1.9%
Hotels, Restaurants & Leisure - 0.9%
888 Holdings PLC	411,826	890,970
Software - 1.0% (d)
Sapiens International Corp. NV	37,178	995,041
Total United Kingdom		1,886,011

United States - 24.3%
Biotechnology - 2.0%
89bio, Inc. (b)	15,500	308,915
BrainStorm Cell Therapeutics, Inc. (a)(b)	52,216	585,341
Oncocyte Corp. (a)(b)	145,650	278,192
Pluristem Therapeutics, Inc. (b)	53,111	452,614
Protalix BioTherapeutics, Inc. (b)	93,853	355,703
Total Biotechnology		1,980,765
Electric Utilities - 2.7%
Ormat Technologies, Inc.	43,564	2,778,125
Electronic Equipment, Instruments & Components - 0.3%
Powerfleet, Inc. (b)	73,115	337,791
Health Care Equipment & Supplies - 0.3%
Beyond Air, Inc. (a)(b)	47,455	344,049
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (b)	90,825	320,612
Semiconductors & Semiconductor Equipment - 8.6%
CEVA, Inc. (b)	28,569	1,069,052
DSP Group, Inc. (a)(b)	34,765	552,068
SolarEdge Technologies, Inc. (a)(b)	51,055	7,085,412
Total Semiconductors & Semiconductor Equipment		8,706,532
Software - 10.1% (d)
ForeScout Technologies, Inc. (b)	55,986	1,186,903
LivePerson, Inc. (b)	69,398	2,838,868
Varonis Systems, Inc. (a)(b)	34,323	3,036,899
Verint Systems, Inc. (b)	70,755	3,196,711
Total Software		10,259,381
Total United States		24,727,255
TOTAL COMMON STOCKS (Cost $82,911,420)		100,761,747

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.7%
ETFMG Sit Ultra Short ETF (e)	50,000	2,479,500
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	21,522,210	21,522,210
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $24,035,066)		24,001,710

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	4,779,346	4,779,346
TOTAL SHORT-TERM INVESTMENTS (Cost $4,779,346)		4,779,346

Total Investments (Cost $111,725,832) - 127.8%		129,542,803
Liabilities in Excess of Other Assets - (-27.8)%		(28,184,631)
TOTAL NET ASSETS - 100.0%		$101,358,172

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	All or a portion of this security is out on loan as of June 30, 2020.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	As of June 30, 2020, the Fund had a significant portion of its assets invested in the Software Industry.
(e)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2 020	Dividends	Shares Held At June 30, 2020
ETFMG Sit Ultra Short ETF	$-	$2,512,856	$-	$-	$(33,356)	$2,479,500	$-	50,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,761,747	$-	$-	$100,761,747
Short Term Investments	4,779,346	-	-	4,779,346
Investments Purchased with Securities Lending Collateral*	-	-	-	24,001,710
Total Investments in Securities	$105,541,093	$-	$-	$129,542,803

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.